SCHEDULE OF DEFERRED INCOME TAX LIABILITY (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Deferred tax liabilities:
Accelerated tax depreciation	$ 174	$ 38